FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Foreign Currency Translation [Abstract]
Summary of Brookfield Renewables Foreign Currency Translation
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2024	2023	2022
Foreign currency translation on
Property, plant and equipment, at fair value	13	$(3,354)	$2,798	$(2,011)
Goodwill	18	(121)	150	(131)
Borrowings	14	1,470	(818)	975
Deferred income tax liabilities and assets	12	525	(698)	526
Other assets and liabilities		(93)	(115)	(6)
		$(1,573)	$1,317	$(647)